General	12 Months Ended
Nov. 30, 2011
General

NOTE 1 – General

Description of Business

Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.

The accompanying consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2011 Annual Report as “Carnival Corporation & plc,” “our,” “us,” and “we.”

We are the largest cruise company and among the largest vacation companies in the world. Each of our cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia reportable cruise segments (see Note 11). As of January 23, 2012, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries from where our guests are sourced are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	58,274	23	North America
Princess Cruises (“Princess”)	36,900	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,974	6	North America

North America Cruise Brands	120,640	60

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”) (b)	29,286	14	Italy, France and Germany
P&O Cruises (UK)	14,610	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	14,248	8	Germany
Cunard	6,670	3	UK and North America
P&O Cruises (Australia) (c)	6,242	4	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	75,232	39

	195,872	99

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).

(c)	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.